Provision for Major Overhauls - Details of Provision for Major Overhauls in Respect of Aircraft Held under Leases (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning balance	¥ 4,944	¥ 4,642
Additional provision	922	714
Utilization	(71)	(412)
Ending balance	5,795	4,944
Less: current portion	(596)	(124)
Total	¥ 5,199	¥ 4,820